 RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on June 4, 2014; such supplement (accession number 0000088053-14-000793) is incorporated by reference into this Rule 497 Document.

Cash Account Trust
Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
DWS Government Cash Institutional Shares
Government Cash Managed Shares
Service Shares
Tax‐Exempt Portfolio
DWS Tax‐Exempt Cash Institutional Shares
DWS Tax‐Exempt Money Fund
DWS Tax‐Free Money Fund Class S
Service Shares

DWS Money Market Trust
DWS Money Market Series
NY Tax Free Money Fund
Tax‐Exempt New York Money Market Fund

Investors Cash Trust
DWS Variable NAV Money Fund
Treasury Portfolio
DWS U.S. Treasury Money Fund Class S
Investment Class Shares
Premier Money Market Shares

    Tax‐Exempt California Money Market Fund